Maturities For Mortgage-backed Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale, Amortized Cost
Within one year	$ 256
One to five years	3,156
Five to ten years	9,933
After ten years	20,980
Mortgage-backed securities	34,325
Equity securities	4
Totals	34,329	81,254
Available-for-sale, Fair Value
Within one year	263
One to five years	3,311
Five to ten years	10,182
After ten years	21,073
Mortgage-backed securities	34,829
Equity securities	24
Available-for-sale Securities, Approximate Fair Value	34,853	81,998
Held-to-maturity, Amortized Cost
Within one year	1,322
One to five years	1,066
Five to ten years	380
After ten years	0
Mortgage-backed securities	2,768
Equity securities	0
Totals	2,768	4,450
Held-to-maturity, Fair Value
Within one year	1,365
One to five years	1,094
Five to ten years	381
After ten years	0
Mortgage-backed securities	2,840
Equity securities	0
Held-to-maturity Securities, Approximate Fair Value	$ 2,840	$ 4,597